Segment Information and Concentrations	12 Months Ended
Dec. 31, 2011
Segment Information and Concentrations [Abstract]
Segment Information and Concentrations
SEGMENT INFORMATION AND CONCENTRATIONS
Operating Segment Information Effective January 1, 2011, NCR reorganized its businesses and the management thereof to a line of business model, changing from the previous functional geographic model. In order to align the Company's external reporting of its financial results with this organizational change, the Company modified its segment reporting. The Company manages and reports its businesses in the following four segments:

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Financial Services - We offer solutions to enable customers in the financial services industry to reduce costs, generate new revenue streams and enhance customer loyalty. These solutions include a comprehensive line of ATM and payment processing hardware and software, and related installation, maintenance and managed and professional services. We also offer a complete line of printer consumables.

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Retail Solutions - We offer solutions to customers in the retail industry designed to improve selling productivity and checkout processes as well as increase service levels. These solutions primarily include retail-oriented technologies, such as point of sale terminals and bar-code scanners, as well as innovative self-service kiosks, such as self-checkout. We also offer installation, maintenance, and managed and professional services and a complete line of printer consumables.

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Hospitality and Specialty Retail - The former business of Radiant is managed and reported as a separate segment, Hospitality and Specialty Retail. Through this line of business, we offer technology solutions to customers in the hospitality, convenience, and specialty retail industries, serving businesses that range from a single store or restaurant to global chains and the world's largest sports stadiums. Our solutions include point of sale hardware and software solutions, installation, maintenance, and managed and professional services and a complete line of printer consumables.

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Emerging Industries - We offer maintenance and managed and professional services for third-party computer hardware provided to select manufacturers, primarily in the telecommunications industry, who value and leverage our global service capability. Also included in our Emerging Industries segment are solutions designed to enhance the customer experience for the travel and gaming industries, including self-service kiosks, as well as related installation, maintenance, and managed and professional services.

These segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker in assessing segment performance and in allocating the Company's resources. Management evaluates the performance of the segments based on revenue and segment operating income. Assets are not allocated to segments, and thus are not included in the assessment of segment performance, and consequently, we do not disclose total assets by reportable segment.
We have reclassified our prior period segment information to conform to the current period presentation. The accounting policies used to determine the results of the operating segments are the same as those utilized for the consolidated financial statements as a whole. Intersegment sales and transfers are not material. As described in Note 1, "Description of the Business and Significant Accounting Policies," Entertainment, which was previously reported as a segment, has been recast as a discontinued operation and thus has been excluded from the segment disclosures below.
In recognition of the volatility of the effects of pension expense on our segment results, and to maintain operating focus on business performance, pension expense, as well as other significant, non-recurring items, are excluded from the segment operating results utilized by our chief operating decision maker in evaluating segment performance and are separately delineated to reconcile to income from operations.

The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2011	2010	2009
Revenue by segment
Financial Services	$2,999	$2,645	$2,614
Retail Solutions	1,778	1,717	1,627
Hospitality and Specialty Retail(1)	141	—	—
Emerging Industries	373	349	338
Consolidated revenue	5,291	4,711	4,579
Operating income (loss) by segment
Financial Services	313	250	252
Retail Solutions	71	73	12
Hospitality and Specialty Retail(1)	22	—	—
Emerging Industries	77	60	57
Subtotal - segment operating income	483	383	321
Pension expense	222	208	159
Other adjustments(2)	49	26	28
Income from operations	$212	$149	$134

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.

The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2011	2010	2009
Product revenue	$2,592	$2,301	$2,208
Professional and installation services revenue	764	581	572
Total solution revenue	3,356	2,882	2,780
Support services revenue	1,935	1,829	1,799
Total revenue	$5,291	$4,711	$4,579

Revenues are attributed to the geographic area/country to which the product is delivered or in which the service is provided. The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2011	%	2010	%	2009	%
Revenue by Geographic Area
United States	$1,914	36%	$1,548	33%	$1,578	34%
Americas (excluding United States)	206	4%	219	5%	208	5%
Europe	1,421	27%	1,378	29%	1,309	29%
Brazil/India/China/Middle East Africa	849	16%	753	16%	725	16%
Japan Korea	332	6%	348	7%	337	7%
South Asia Pacific	345	7%	286	6%	267	6%
Caribbean Latin America	224	4%	179	4%	155	3%
Consolidated revenue	$5,291	100%	$4,711	100%	$4,579	100%

The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2011	2010
Property, plant and equipment, net
United States	$246	$309
Americas (excluding United States)	3	3
Europe	21	22
Brazil/India/China/Middle East Africa	23	20
Japan Korea	59	59
South Asia Pacific	5	6
Caribbean Latin America	8	10
Consolidated property, plant and equipment, net	$365	$429

Concentrations No single customer accounts for more than 10% of NCR’s consolidated revenue. As of December 31, 2011, NCR is not aware of any significant concentration of business transacted with a particular customer that could, if suddenly eliminated, have a material adverse effect on NCR’s operations. NCR also lacks a concentration of available sources of labor, services, licenses or other rights that could, if suddenly eliminated, have a material adverse effect on its operations.

A number of NCR’s products, systems and solutions rely primarily on specific suppliers for microprocessors and other component products, manufactured assemblies, operating systems, commercial software and other central components. NCR also utilizes contract manufacturers in order to complete manufacturing activities. There can be no assurances that any sudden impact to the availability or cost of these technologies or services would not have a material adverse effect on NCR’s operations.